BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Schedule Of Capital lease Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Modules, inverters and etc.	$ 46,411,683	$ 32,994,934